Investment property	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Investment property	Investment property

Changes in the Group’s investment property in 2025 and 2024 were as follows:

	2025	2024
Beginning of the year	33,542	33,364
Net gain / (loss) from fair value adjustment (Note 8)	3,312	(23,375)
Reclassification to property, plant and equipment (i)	(10,571)	—
Exchange difference	(2,246)	23,553
End of the year	24,037	33,542
Fair value	24,037	33,542
Net book amount	24,037	33,542

Investment properties are measured at fair value using a sales comparison approach prepared by an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant assumption being the price per hectare (Level 3). The increase/decrease in the fair value of investment property is recognized in the Statement of income under the line item “Other operating income, net”. The Group estimated that, other factors being constant, a 10% reduction on the sales price for the period ended December 31, 2025 and 2024 would have caused a reduction of US$2.4 million and US$3.3 million respectively in the value of the investment properties, which would impact the line item “Net gain from fair value adjustment”.